Quarterly Financial Data - Company's Consolidated Quarterly Results of Operations (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's consolidated quarterly results of operations
Revenue		$ 26,042,140	$ 32,056,779	$ 30,073,451	$ 38,938,981	$ 36,971,275	$ 27,350,283	$ 23,441,614	$ 21,218,416
Gross margin	(5,309,971)	(2,970,742)	(475,431)	(20,266,275)	3,920,992	5,063,895	(25,126,342)	1,375,859	(1,518,969)	(3,047,934)	(16,820,714)	(19,791,456)	(20,205,557)	(5,852,838)
Net loss	$ (25,503,127)	$ (18,391,132)	$ (23,995,506)	$ (50,429,655)	$ (18,524,116)	$ (17,807,671)	$ (49,084,542)	$ (7,180,563)	$ (16,361,792)	$ (57,719,035)	$ (92,949,278)	$ (111,340,409)	$ (90,434,568)	$ (295,138,939)
Basic and diluted net loss per weighted average common share						$ (0.09)	$ (0.25)	$ (0.04)	$ (0.10)				$ (0.48)	$ (6.69)
Controlling Shareholders
Company's consolidated quarterly results of operations
Basic and diluted net loss per weighted average common share	$ (0.30)	$ (0.09)	$ (0.37)	$ (0.98)	$ (0.01)					$ (0.46)	$ (1.36)	$ (1.47)
Noncontrolling Shareholders
Company's consolidated quarterly results of operations
Basic and diluted net loss per weighted average common share	$ (0.30)	$ (0.09)	$ (0.37)	$ (0.94)	$ (0.51)					$ (0.46)	$ (1.81)	$ (1.92)